10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 3) R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	R$ 4,323
2021 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	681
2021 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	708
2025 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	624
2023 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	563
2024 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	563
2026 to 2028 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	743
2029 to 2030 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	R$ 441